Income Taxes (Schedule Of Reconciliations Of Federal Statutory Rate To Effective Income Tax Rates) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Federal statutory income tax rate	35.00%	35.00%	35.00%
State income taxes, net of federal benefit	0.50%	4.30%	2.90%
Noncontrolling interests	(2.90%)	(2.30%)	(3.80%)
Tax credits		(2.60%)	(0.60%)
Other	1.40%	0.80%	0.50%
Totals	34.00%	35.20%	34.00%